LOANS, FINANCING AND DEBENTURES - Rollforward in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Beginning balance	R$ 79,628,629	R$ 72,899,882
Fundraising, net issuances	265,090	16,991,962
Interest accrued	1,851,948	3,207,278
Premium with early settlement		260,289
Monetary and exchange rate variation, net	3,812,954	(4,847,320)
Settlement of principal	(853,625)	(15,469,423)
Settlement of interest	(1,919,402)	(2,953,573)
Payment of premium with early settlements		(260,289)
Amortization of fundraising costs	36,799	103,246
Others (fair value adjustment on business combination)	9,452	1,937
Ending balance	R$ 75,205,937	R$ 79,628,629